Commitments and Contingencies	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6.Commitments and Contingencies

In connection with Mr. Krall’s separation from the Company (See Note 1), the Company entered into a Purchase, Severance, and Release Agreement effective August 13, 2013 with Mr. Krall (the “Krall Release Agreement”). The Krall Release Agreement provides for a mutual release of all claims between Mr. Krall and the Company. Mr. Krall is also prohibited from engaging in certain competitive activities until July 2017. Pursuant to the Krall Release Agreement, Mr. Krall (i) was paid $25,000 on August 13, 2013; and, (ii) is entitled to receive $30,000 per month for 18-months following August 13, 2013, during which time Mr. Krall shall provide consulting services to the Company. In consideration of Mr. Krall’s transfer to the Company of certain enumerated intellectual property rights, the Company also (i) paid Mr. Krall the sum of $125,000 on August 13, 2013; and, (ii) issued to Mr. Krall 850,000 shares of common stock on August 21, 2013 (the “Krall Shares”). The Krall Shares are subject to certain registration rights intended to register the Krall Shares. The Krall Shares are also subject to a Voting Support Agreement and Irrevocable Proxy (the “Krall Proxy”). The Krall Proxy gives our CEO the right to vote the Krall Shares for so long as Mr. Krall owns the Krall Shares.  Mr. Krall will also continue to receive health insurance coverage over the term of the severance period, which will cost the Company $20,000.

In connection with Ms. Singer’s separation from the Company (See Note 1), we entered into a Purchase, Severance, and Release Agreement effective August 13, 2013 with Ms. Singer (the “Singer Release Agreement”). The Singer Release Agreement provides for a mutual release of all claims between Ms. Singer and the Company. Ms. Singer is also prohibited from engaging in certain competitive activities until August 2017. Pursuant to the Singer Release Agreement, Ms. Singer (i) was paid $45,000 on August 13, 2013; (ii) is due the amount of her continued health insurance coverage until August 2014; and, (iii) is entitled to $17,000 per month for 12-months following August 13, 2013, during which time Ms. Singer shall provide consulting services to the Company. In consideration of Ms. Singer’s transfer to the Company of certain enumerated intellectual property rights, the Company also issued to Ms. Singer 300,000 shares of common stock on August 21, 2013 (the “Singer Shares”). The Singer Shares are subject to certain registration rights intended to register the Singer Shares. The Singer Shares are also subject to a Voting Support Agreement and Irrevocable Proxy (the “Singer Proxy”). The Singer Proxy gives our CEO the right to vote the Singer Shares for so long as Ms. Singer owns the Singer Shares.  Ms. Singer will also continue to receive health insurance coverage over the term of the severance period, which will cost the Company $18,000.

In connection with Mr. Brovarone’s separation from the Company (See Note 1), we entered into a Severance and Release Agreement effective August 13, 2013 with Mr. Brovarone (the “Brovarone Release Agreement”). The Brovarone Release Agreement provides for a mutual release of all claims between Mr. Brovarone and the Company.  In addition, Mr. Brovarone will receive $91,000, payable in 60 monthly installments of $1,600, commencing 120 days after the separation date for amounts previously accrued as of July 31, 2013.

On January 23, 2014, we entered into a General Release and Settlement Agreement with a former employee (“Employee Settlement”).  Under the terms of the Employee Settlement, we will pay $50,000 over a six-month period with payments commencing in March 2014, and issue 15,000 shares of unregistered common stock.

During the nine months ended April 30, 2014, the Company expensed approximately $1,859,000,  related to the Employee Settlement and the Purchase, Severance, and Release Agreements for Mr. Krall, Ms. Singer, and Mr. Brovarone.  Approximately $512,000 remains payable under the severance agreements and is included in the accrued restructuring liability section of the condensed consolidated balance sheets as of April 30, 2014.

8. Commitments and Contingencies

We lease our primary facility in El Cajon, California under a noncancelable operating lease that expires in December 2014. This facility includes our corporate offices, research and development laboratory, manufacturing operations, and warehouse. We also lease other office and warehouse space on a month to month basis. Rent expense for all of our facilities, including office and warehouse space and common area maintenance, was $286,000 and $275,000 for the years ended July 31, 2013 and 2012, respectively. Subsequent to July 31, 2013, all of our month to month leases have been cancelled.

Future minimum annual lease payments for our primary facility as of July 31, 2013 are as follows:

2014	$168,000
2015	71,000
$239,000